Retirement-Related Benefits (Changes in Benefit Obliation and Plan Assets, and Funded Status) (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Defined Benefit Pension Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	$ 56,643	$ 51,034
Interest cost	2,028	2,211	$ 1,980
Actuarial losses/(gains)	(1,920)	6,968
Benefits paid from trust	(3,514)	(3,455)
Direct benefit payments	(117)	(114)
Benefit obligation, balance at end of period	53,120	56,643	51,034
Change in plan assets
Fair value of plan assets, balance at beginning of period	55,772	53,954
Actual return on plan assets	(542)	5,274
Benefits paid from trust	(3,514)	(3,455)
Fair value of plan assets, balance at end of period	51,716	55,772	53,954
Funded status	(1,405)	(871)
Accumulated benefit obligation	53,120	56,643
Non-U.S. Defined Benefit Pension Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	49,834	48,620
Service cost	454	449	501
Interest cost	1,075	1,533	1,524
Plan participants' contributions	34	37
Acquisitions/divestitures, net	39	(90)
Actuarial losses/(gains)	(861)	6,662
Benefits paid from trust	(1,784)	(1,985)
Direct benefit payments	(402)	(465)
Foreign exchange impact	(3,907)	(5,073)
Amendments/curtailments/settlements/other	235	146
Benefit obligation, balance at end of period	44,717	49,834	48,620
Change in plan assets
Fair value of plan assets, balance at beginning of period	39,543	39,464
Actual return on plan assets	417	5,579
Employer contributions	474	465
Acquisitions/divestitures, net	53	(59)
Plan participants' contributions	34	37
Benefits paid from trust	(1,784)	(1,985)
Foreign exchange impact	(3,004)	(4,049)
Amendments/curtailments/settlements/other	14	93
Fair value of plan assets, balance at end of period	35,748	39,543	39,464
Funded status	(8,969)	(10,291)
Accumulated benefit obligation	44,071	47,516
Non-U.S. Defined Benefit Pension Plans | Brazil
Change in plan assets
Return of Brazil plan assets during 2015 and 2014 resulting from 2011 and 2013 government rulings	$ 33	122
Period for return of plan assets to entity	3 years
U.S. Nonpension Postretirement Benefit Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	$ 5,053	4,633
Service cost	24	26	35
Interest cost	163	187	164
Plan participants' contributions	52	61
Acquisitions/divestitures, net	(8)	0
Actuarial losses/(gains)	(204)	548
Benefits paid from trust	(406)	(388)
Direct benefit payments	(23)	(37)
Medicare/Government subsidies	1	23
Amendments/curtailments/settlements/other	0	0
Benefit obligation, balance at end of period	4,652	5,053	4,633
Change in plan assets
Fair value of plan assets, balance at beginning of period	16	177
Actual return on plan assets	0	0
Employer contributions	409	166
Acquisitions/divestitures, net	0	0
Plan participants' contributions	52	61
Benefits paid from trust	(406)	(388)
Fair value of plan assets, balance at end of period	71	16	177
Funded status	(4,582)	(5,037)
Non-U.S. Nonpension Postretirement Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	817	832
Service cost	7	7	10
Interest cost	50	63	60
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	(52)	38
Benefits paid from trust	(5)	(5)
Direct benefit payments	(26)	(26)
Foreign exchange impact	(174)	(91)
Amendments/curtailments/settlements/other	0	(1)
Benefit obligation, balance at end of period	618	817	832
Change in plan assets
Fair value of plan assets, balance at beginning of period	84	92
Actual return on plan assets	7	9
Employer contributions	0	0
Acquisitions/divestitures, net	0	0
Benefits paid from trust	(5)	(5)
Foreign exchange impact	(26)	(11)
Amendments/curtailments/settlements/other	(1)	0
Fair value of plan assets, balance at end of period	59	84	$ 92
Funded status	$ (558)	$ (733)